Loss per share - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restricted share units
Earnings per share [line items]
Anti-dilutive excluded from the diluted weighted-average number of ordinary shares (in shares)	1,214,951	859,331	1,674,285
Warrants
Earnings per share [line items]
Anti-dilutive excluded from the diluted weighted-average number of ordinary shares (in shares)	1,492,307	1,492,307	1,492,306
Exchange Notes
Earnings per share [line items]
Anti-dilutive excluded from the diluted weighted-average number of ordinary shares (in shares)			52,619